PROSPECTUS

                                   OCTOBER 31, 1999
[LOGO]


                                   CUTLER EQUITY INCOME FUND


THE FUNDS SEEK                     CUTLER VALUE FUND
CURRENT INCOME AND
LONG-TERM CAPITAL
APPRECIATION

SHARES OF THE FUNDS
ARE OFFERED TO
INVESTORS  WITHOUT
ANY SALES  CHARGE OR
RULE 12B-1
(DISTRIBUTION) FEES.

The  Securities  and
Exchange
Commission  has not
approved or
disapproved  any
Fund's shares or
determined whether
this prospectus is
accurate or complete.
Any representation to
the contrary is a
criminal offense.

TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                            2


PERFORMANCE                                                                    3


FEE TABLES                                                                     5


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS     6


MANAGEMENT                                                                     9


YOUR ACCOUNT                                                                  11

   HOW TO CONTACT THE FUND                                                    11
   GENERAL INFORMATION                                                        11
   BUYING SHARES                                                              12
   SELLING SHARES                                                             15
   EXCHANGE PRIVILEGES                                                        17
   RETIREMENT ACCOUNTS                                                        17

OTHER INFORMATION                                                             18


FINANCIAL HIGHLIGHTS                                                          19

RISK/RETURN SUMMARY

                              INVESTMENT  GOAL    The  investment  goal of  both
                              Funds,  as  managed  by  their investment adviser,
                              Cutler & Company, LLC  (the "Adviser"), is current
                              income and long-term capital appreciation.
CONCEPTS TO
UNDERSTAND
                              CUTLER EQUITY INCOME FUND
VALUE  INVESTING  means
to invest  in stocks          Principal  Investment  Strategy In seeking to meet
whose  market                 its  investment  goal, the Fund invests in income-
valuations  are low           producing  stocks of  U.S. companies,  with annual
relative to their historic    sales,  assets  and  market  value of  at least $1
valuations and/or             billion,  that  the  Fund believes are undervalued
comparable companies          with  respect  to  the  stock's  growth  prospects
                              relative to the general market.
PRICE/EARNINGS RATIO
means the ratio of a          CUTLER VALUE FUND
company's current
market price divided          PRINCIPAL  INVESTMENT  STRATEGY In seeking to meet
by the previous 12            its  investment  goal,  the  Fund  uses  a  "value
months' earnings per          investing"  style  by  investing  primarily in the
share                         stocks  of  U.S.  companies,  with  annual  sales,
                              assets  and  market value of  at least $1 billion,
CASH FLOW means the           that the Fund believes are  under-priced  relative
measurement  of cash          to  comparable  securities  determined  by  price/
gained or lost  during        earnings ratios, cash flows or other measures.
an  accounting period
adjusted for any              PRINCIPAL RISKS OF INVESTING IN THE FUNDS
previous non-cash
transactions                  You could  lose  money on your  investment  in the
                              Funds, or the Funds could under-perform other investments, if any of the following occurs:

                              o    The stock market goes down

                              o The stock market continues to undervalue the stocks in the Funds' portfolios

                              o The Adviser's judgment as to the value of a stock proves to be wrong

                    An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                    WHO MAY WANT TO INVEST IN THE FUNDS

                    You may want to purchase shares of the Funds if:

                    o You are willing to tolerate significant changes in the value of your investment
                    o    You are pursuing a long-term goal
                    o You are willing to accept higher short-term risk for potential long-term returns

                    The Funds may NOT be appropriate for you if:

                    o You want an investment that pursues market trends or focuses only on particular sectors or industries

                    o    You need regular income or stability of principal

                    o    You  are  pursuing  a  short-term   goal  or  investing
                         emergency reserves

PERFORMANCE

The following charts illustrate the variability of the Funds' returns. These charts and the following tables provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and how the Funds' returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total returns of the Funds for each full calendar year the Funds have operated.

CUTLER EQUITY INCOME FUND

                            Cutler Equity Income Fund

                      [EDGAR representation of Bar Chart]

                                  1993  6.15%
                                  1994 -2.89%
                                  1995 34.42%
                                  1996 18.28%
                                  1997 33.35%
                                  1998 21.48%


The calendar year-to-date return as of September 30, 1999 was 0.13%

During the periods shown in the chart, the highest quarterly return was 17.84% (for the quarter ended December 31, 1998) and the lowest quarterly return was -7.76% (for the quarter ended September 30, 1998).

CUTLER VALUE FUND

                     [EDGAR representation of Bar Chart]

                                  1993  5.94%
                                  1994  0.81%
                                  1995 33.20%
                                  1996 16.89%
                                  1997 33.25%
                                  1998 17.97%


The calendar year-to-date return as of September 30, 1999 was 2.49%.

During the periods shown in the chart, the highest quarterly return was 16.27% (for the quarter ended June 30, 1997) and the lowest quarterly return was -9.48% (for the quarter ended September 30, 1998).

The following table compares the Funds' average annual total returns as of December 31, 1998 to the S&P 500 Index.

                             CUTLER EQUITY          CUTLER              S&P 500
YEAR(S)                       INCOME FUND         VALUE FUND             INDEX
 ................................................................................
1 Year                          21.48%              17.97%              28.58%
5 Years                         20.11%              19.78%              24.03%
Since Inception (12/30/92)      17.45%              17.16%              21.59%

The S&P 500(R) Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index.

FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Funds.

SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Deferred Sales Charge (Load)                                  None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions       None
     Redemption Fee                                                        None
     Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
CUTLER EQUITY INCOME FUND
     Advisory Fees                                                         0.75%
     Other Expenses                                                        0.32%
     Total Annual Fund Operating Expenses                                  1.07%
CUTLER VALUE FUND
     Advisory Fees                                                         0.75%
     Other Expenses                                                        0.45%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.20%

(1) Based on amounts incurred during the Funds' last fiscal year as stated as a percentage of net assets.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in each Fund, a 5% annual return, the Fund's operating expenses remain the same as stated in the table above, reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
 ................................................................................
CUTLER EQUITY INCOME FUND     $109           $340          $590          $1,305
CUTLER VALUE FUND             $123           $382          $662          $1,459

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

CUTLER EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to meet its investment objective, the Fund invests in stocks that it considers undervalued with respect to their growth prospects relative to the general market. In order to facilitate this selection process, the Adviser has created its "Approved List" of New York Stock Exchange-listed companies. To be on the Approved List, each company (or its predecessor) must:

     (1) have paid dividends continuously for at least the last 20 years, without any reduction in the rate;
     (2) have commercial paper rated Prime-1 and senior debt rated at least A or determined to be of similar quality by the Adviser;
     (3)  have annual sales, assets and market value of at least $1 billion; and
     (4) in the Adviser's opinion, have wide ownership among major institutional investors and very liquid markets.

Under normal conditions, the Fund will invest substantially all (at least 65%) of its total assets in the income-producing stocks in the Approved List. The Fund will hold approximately 20 to 30 of the stocks on the Approved List.

CUTLER VALUE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to meet its investment objective, the Fund expects that for most periods substantially all of its total assets will be invested according to the Adviser's "value investing" style in a diversified portfolio of stocks judged by the Adviser to have favorable value to price characteristics relative to their historic valuations and/or comparable companies.

Factors deemed particularly relevant in determining fundamental value include price/earnings ratios, earnings and price histories, balance sheet characteristics and perceived management skills. Changes in economic and political outlooks, as well as individual corporate developments, can influence specific security prices. The Adviser chooses investments in stocks of companies that have annual sales, assets and market value of at least $1 billion and in the Adviser's opinion, have wide ownership among major institutional investors and very liquid markets.

INVESTMENT POLICIES FOR BOTH FUNDS

The Adviser uses "top down" and "bottom up" approaches and investment selections are made using a rigorous fundamental approach. Top down research involves the study of economic trends in the domestic and global economy, such as the fluctuation in interest or unemployment rates. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation, and expected return on a three to five year holding period.

The Adviser will sell securities for any one of three possible reasons. A stock may be sold:

     o when it exceeds the Adviser's price target. Active price targets are maintained on all portfolio holdings.
     o when a similar company is found by the Adviser to have better potential for price appreciation.
     o if the industry moves in an unforeseen direction which negatively impacts the positioning of a particular investment or if the company itself develops a deterioration in their strategy, execution, or industry positioning. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

TEMPORARY DEFENSIVE MEASURES

In addition, in order to respond to adverse market, economic or other conditions, a Fund may assume a temporary defensive position and invest without limit in cash or prime cash equivalents. As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

There is no assurance that either Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds have some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of the issuer's worth.

The Funds may be appropriate investments if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market. The investment style for either or both Funds could fall out of favor with the market. For the most part, the Adviser's Approved List is comprised of larger companies. Therefore, if smaller companies outperformed larger companies, Cutler Equity Income Fund could under-perform broader equity indexes. Likewise, if "value" stocks decrease in value, there could be a corresponding drop in the net asset value of Cutler Value Fund.

It is not the Funds' intent, nor has it been their practice, to engage in active and frequent trading of its securities. This type of trading could increase the amount of capital gains realized by the Funds and total securities transactions costs. The Funds may hold cash or cash equivalents such as high quality, short-term money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser and the Funds' administrator are addressing this Year 2000 issue and its possible impact on their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. The Year 2000 issue, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

MANAGEMENT

The business of the Funds is managed under the direction of the Board of Trustees (the "Board") of The Cutler Trust. The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Cutler & Company, LLC, 503 Airport Road, Medford, Oregon 97504 serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds subject to the general control of the Board. The Adviser received an advisory fee at an annual rate of 0.75% of the average daily net assets of the Funds during its most recent fiscal year.

The  Adviser  (and  its   predecessors-in-interest)   has  provided   investment
management services since 1977. As of September 30, 1999, the Adviser had over $1.6 billion in assets under management.

PORTFOLIO MANAGERS

The portfolio managers of the Funds are responsible for the day-to-day investment policy, portfolio management and investment research for the Funds. Their business experience and educational backgrounds are as follows:

JOHN A. NYHEIM, the Co-Portfolio Manager for Cutler Equity Income Fund, received his B.A. from U.C. Berkeley and his M.A. in Economics from Yale University. From 1969 to 1993, Mr. Nyheim was a partner and portfolio manager for Wellington Investment Advisors. In 1994, he formed Nyheim & Associates, an investment firm. He has been a senior portfolio manager with the Adviser since 1996.

MICHAEL A. KIJESKY, CFA, the Co-Portfolio Manager for Cutler Equity Income Fund, received his B.S. and M.B.A. in Finance from Lehigh University in 1997. From
1992 to 1996, he was a Chemical Engineer for the Rohm and Haas Company. From 1996 to 1998, Mr. Kijesky was a Financial Analyst in the Industrial Gases and Chemical Division at Air Products and Chemicals, Inc. Mr. Kijesky joined the Adviser as a Senior Equity Analyst in June 1998.

ROBERT W. LAMBERTI, CFA, the Portfolio Manager for Cutler Value Fund, received his B.S. from Purdue University and M.B.A. in Finance from Temple University in 1995. From 1993 to 1995, he was an Economic Analyst and Treasury Analyst for the Rohm and Haas Company. From 1995 to 1997, Mr. Lamberti was a Senior Financial Analyst in the Emulsion Polymers Division at Air Products and Chemicals, Inc. From 1997 to April 1998, he was a Senior Analyst at Valuation Research Corporation. Mr. Lamberti joined the Adviser as an assistant Portfolio Manager in April 1998.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provide various services to the Funds. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $73 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of the Funds in connection with the offering of shares of the Funds. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.

FUNDS EXPENSES

The Funds pay for all of their expenses. The Adviser or other service providers may voluntarily waive all or any portion of their fees. Any waiver would have the effect of increasing the Funds' performance for the period during which the waiver was in effect.

YOUR ACCOUNT

HOW TO CONTACT THE            GENERAL INFORMATION
FUND
                              You  pay  no  sales  charge  to  purchase  or sell
WRITE TO US AT:               (redeem)  shares of the Funds.  The Funds purchase
   The Cutler Trust           or sell shares at the net asset  value per  share,
   P.O. Box 446               or NAV,  next calculated  after the Transfer Agent
   Portland, ME  04112        receives   your  request   in  proper  form.   For
                              instance,  if  the  Transfer Agent  receives  your
TELEPHONE US TOLL-            purchase  request in  proper form prior to 4 p.m.,
FREE AT:                      your transaction will be priced at that day's NAV.
   (888) CUTLER4              If  the  Transfer  Agent  receives  your  purchase
   (888) 228-5374             request  after  4 p.m.,  your  transaction will be
                              priced at the next business  day's NAV.  The Funds
WIRE INVESTMENTS (OR          will not accept orders  that request a  particular
ACH PAYMENTS) TO US           day  or  price  for  the  transaction or any other
AT:                           special conditions.
   Bankers Trust Company
   New York, New York         The Funds do not issue share certificates.
   ABA #021001033
   FOR CREDIT TO:             You   will  receive   monthly  statements   and  a
   Forum Shareholder          confirmation  of  each  transaction.   You  should
   Services, LLC              verify the accuracy of all  transactions  in  your
   Account #01-465-547        account as soon as you receive your confirmation.
   The Cutler Trust:
   (Name of Fund)             The   Funds   may   temporarily   suspend  (during
   (Your Name)                unusual   market   conditions)  or discontinue any
   (Your Account Number)      service or privilege.

                    WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. Each Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. Each Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

                    TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "The Cutler Trust" or to one or more owners of the account and endorsed to "The Cutler Trust." For all other accounts, the check must be made payable on its face to "The Cutler Trust". No other method of check payment is acceptable (for instance, you may not pay by travelers' check).

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows the purchase of additional shares through an electronic transfer of money from a checking or savings account. When an additional purchase is made by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) CUTLER4 to request an ACH transaction.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Funds accept payments in the following minimum amounts:


                                           MINIMUM INITIAL    MINIMUM ADDITIONAL
                                             INVESTMENT          INVESTMENT
Standard Account                              $25,000                None
Traditional and Roth IRA Accounts              $2,000                None
Systematic Investment Plans                   $25,000                $100
Exchange Privileges                            $2,500                None

The Adviser or the Funds' administrator may, at its discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS


------------------------------------------------------------ ---------------------------------------------------------
                    TYPE OF ACCOUNT                                              REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL,  SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed  by all persons required
Individual  accounts are owned by one person,  as are             to sign (you  choose who must sign) exactly as their
sole   proprietorship  accounts.                                  names appear on the account
Joint accounts can have two or more owners (tenants)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o    Depending on  state laws, you can set up a custodial
These  custodial  accounts  provide a way to give money           account under the UGMA or the UTMA
to a child and obtain tax  benefits.  You can give up        o    The  trustee  must sign  instructions  in  a  manner
to $10,000 a year per child without paying Federal gift           indicating trustee capacity
tax.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BUSINESS ENTITIES                                            o    For  entities  with  officers,  provide  an original
                                                                  or  certified  copy of a  resolution that identifies
                                                                  the authorized signers for the account
                                                             o    For  entities  with  partners  or  other  interested
                                                                  parties,  provide a  certified partnership agreement
                                                                  or organizational document,  or certified pages from
                                                                  the   partnership   agreement   or    organizational
                                                                  document, that  identify the partners  or interested
                                                                  parties
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o    The trust  must be established before an account can
                                                                  be opened
                                                             o    Provide  a  certification  for  trust, or  the pages
                                                                  from the trust document that  identify  the trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES


------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                           TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill   out   an   investment    slip   from  a
o         Complete the application                                      confirmation statement or
o         Mail us your application and a check                o         Write a letter to us
                                                              o         Mail us the slip (or your letter) and a check
                                                              o         Write your account number on your check

BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and you will be assigned an account number
o         Mail us your application
o         Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o         Call or write us for an account application        o          Complete Systematic Investment section of the
o         Complete the application                                      application
o         Call us and you will be assigned an account number o          Attach a voided check to your application
o         Mail us your application                           o          Mail  us  the completed application  and  the
o         Make an ACH payment                                           voided check
------------------------------------------------------------ ---------------------------------------------------------

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Funds within a calendar year).

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

SELLING SHARES

The Funds process redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send your  proceeds
o         Obtain a  signature  guarantee  (if  required)
o         Obtain  other documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o         Wire requests are only available if:
     o         You have not declined  redemption  privileges   on  your  account
               application AND
     o         Your request is for $10,000 or more
o Call us with your request (if you have not declined telephone redemption privileges) (See "By Telephone") OR
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone requests are only available if you have not declined telephone redemption privileges
o         Call us with your request
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional forms of identification
o         Your proceeds will be:
     o         Mailed to you OR
     o Wired to you(if you have not declined wire redemption privileges) (See "By Wire")
SYSTEMATICALLY
o         Complete the systematic withdrawal section of the application
o         Attach a voided check to your application
o         Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $10,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC REDEMPTION If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemption from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your Fund account falls below $10,000 (not including IRAs), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND The Funds reserve the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Funds. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of the other Fund, also known as an exchange, by telephone or in writing. You may exchange Fund shares for Investors Bond Fund or Daily Assets Government Fund (series of Forum Funds). The minimum amount that is required to open an account in the Fund through an exchange with another fund is $2,500. Because exchanges are treated as a sale and purchase, they may have tax consequences. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The names of the funds out of and into which you are exchanging
     o         The dollar amount or number of shares you want to exchange
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o         Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing IRA or other retirement plan assets in Fund shares, you should consult your tax adviser. Whenever making an investment with IRA assets, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

Each Fund distributes its net investment income quarterly. Any net capital gain realized by a Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

All distributions reduce the net asset value of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Funds will mail reports containing information about a Fund's distributions during the year to you after December 31 of each year. Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ORGANIZATION

The Cutler Trust is a Delaware business trust registered with the U.S. Securities and Exchange Commission as an open-end, management investment company (a "mutual fund"). The Funds are the only two series of The Cutler Trust. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law and all shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single share of a Fund. Total return in the tables represents the rate an investor would have earned (or lost) on an investment in the applicable Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.


                                                                          Year Ended
CUTLER EQUITY INCOME FUND                                                  June 30,
                                                    1999        1998         1997         1996         1995
                                            ------------- ----------- ------------ ------------ ------------
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                         $17.60      $16.06       $12.95       $10.96        $9.56
Income From Investment Operations
     Net investment income                          0.12        0.19         0.24         0.35      0.36(a)
     Net gain (loss) on securities
         (realized and unrealized)                  2.06        3.05         4.30         2.13         1.40
Total From Investment Operations                    2.18        3.24         4.54         2.48         1.76
Less Distributions
     From net investment income                   (0.12)      (0.19)       (0.24)       (0.35)       (0.34)
     From capital gain                            (3.95)      (1.51)       (1.19)       (0.14)       (0.02)
Total Distributions                               (4.07)      (1.70)       (1.43)       (0.49)       (0.36)
Ending Net Asset Value                            $15.71      $17.60       $16.06       $12.95       $10.96

OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses                                      1.07%       1.10%        1.17%        0.98%        0.97%
     Net investment income                         0.76%       1.14%        1.67%        2.81%        3.49%
Total Return                                      15.48%      21.60%       37.65%       22.93%       18.63%
Portfolio Turnover Rate                           58.94%     118.59%       23.22%       57.08%       43.37%
Net Assets at End of Period (in thousands)       $74,499     $77,482      $62,523      $46,285      $41,470


(a)      Calculated using the weighted average number of shares outstanding.


                                                                           Year Ended
CUTLER VALUE FUND                                                            June 30,
                                                     1999         1998         1997         1996        1995
                                            -------------- ------------ ------------ ------------ -----------
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                          $21.02       $18.33       $14.18       $11.71       $9.78
Income From Investment Operations
     Net investment income                           0.14         0.13         0.18         0.21     0.24(a)
     Net gain (loss) on securities
         (realized and unrealized)                   2.73         4.19         4.20         2.47        1.92
Total From Investment Operations                     2.87         4.32         4.38         2.68        2.16
Less Distributions
     From net investment income                    (0.14)       (0.13)       (0.18)       (0.21)      (0.23)
     From capital gain                             (4.82)       (1.50)       (0.05)         0.00        0.00
Total Distributions                                (4.96)       (1.63)       (0.23)       (0.21)      (0.23)
Ending Net Asset Value                             $18.93       $21.02       $18.33       $14.18      $11.71

OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses                                       1.20%        1.24%        1.25%     1.05%(b)    1.00%(b)
     Net investment income                          0.80%        0.65%        1.15%        1.65%       2.20%
Total Return                                       18.10%       24.90%       31.18%       23.01%      22.33%
Portfolio Turnover Rate                           110.02%       49.61%        3.86%        8.97%      23.42%
Net Assets at End of Period (in thousands)        $40,125      $41,085      $35,277      $30,248     $21,890


(a)  Calculated using the weighted average number of shares outstanding.
(b) In the absence of expense reimbursements and fee waivers, the ratios would have been 1.13% in 1996 and 1.23% in 1995.

NOTES

NOTES


                 For More Information                                      THE
                                                                          CUTLER
  The following documents are available free upon request:                TRUST

 Cutler Equity Income Fund Annual/Semi-Annual Reports Cutler
     Value Fund Additional information about the Funds'          Cutler Equity Income Fund
      investments is available in the Funds' annual and              Cutler Value Fund
  semi-annual reports to shareholders. In the Funds' annual
 report, you will find a discussion of the market conditions and investment strategies that significantly affected the
       Funds' performance during its last fiscal year.

Statement of Additional Information ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of both reports and the SAI, request other information and discuss your questions about the Funds by contacting your broker or the Funds at:

            Forum Shareholder Services, LLC
                     P. O. Box 446
                 Portland, Maine 04112
                     (888) CUTLER4
                    (888) 288-5374

   You can also review the Funds' reports and SAIs at the
    Public Reference Room of the Securities and Exchange
Commission. You can get copies, for a fee, by writing to the following:

                 Public Reference Room
          Securities and Exchange Commission                       The Cutler Trust
              Washington, D.C. 20549-6009                          P.O. Box 446
          E-mail address: publicinfo@sec.gov                       Portland, ME 04112
                                                                   (888)CUTLER4
     Information on the hours of operation of the Public           (888)288-5374
 Reference Room may be obtained by calling the Commission at
   1-800-SEC-0330. Free copies of the reports and SAIs are         Web Site:
     available from the Commission's Internet website at           http://www.cutler.com
                     http://www.sec.gov.



       Investment Company Act File No. 811-7242.

                                          STATEMENT OF ADDITIONAL INFORMATION
[LOGO]
                                          OCTOBER 31, 1999











FUND INFORMATION:                          CUTLER EQUITY INCOME FUND

The Cutler Trust                           CUTLER VALUE FUND
P.O. Box 446
Portland, ME  04112
(888) CUTLER4
http://www.cutler.com

INVESTMENT ADVISER:

Cutler & Company, LLC
503 Airport Road
Medford, Oregon  97504
(541) 770-9000
(800) 228-8537

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Forum Shareholder Services, LLCSM
Two Portland Square
Portland, Maine  04101
Toll free (888) CUTLER4




         This Statement of Additional Information, or SAI, supplements the Prospectus dated October 31, 1999, as may be amended from time to time, offering shares of the Cutler Equity Income Fund and the Cutler Value Fund (each a "Fund" and collectively the "Funds"), two portfolios of The Cutler Trust (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the prospectus. The Prospectus may be obtained by an investor without charge by contacting the Trust's Shareholder Servicing Agent at the address listed above.

         Financial Statements for the Funds for the year ended June 30, 1999 included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

1.  INVESTMENT POLICIES AND RISKS                                              3

2.  INVESTMENT LIMITATIONS                                                     5

3.  PERFORMANCE DATA AND ADVERTISING                                           7

4.  MANAGEMENT                                                                11

5.  PORTFOLIO TRANSACTIONS                                                    17

6.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                            20

7.  TAXATION                                                                  22

8.  OTHER MATTERS                                                             26

APPENDIX A   DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B   MISCELLANEOUS TABLES                                            B-1

APPENDIX C  PERFORMANCE DATA                                                 C-1

GLOSSARY


     "Adviser" means Cutler & Company, LLC

     "Board" means the Board of Trustees of the Trust.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means Forum Trust, LLC, custodian of the Funds' assets.

     "FAdS"  means Forum  Administrative  Services,  LLC,  administrator  of the
     Funds.

     "Fitch" means Fitch IBCA, Inc.

     "FAcS" means Forum Accounting Services, LLC, fund accountant of the Funds.

     "FFS" means Forum Fund Services, LLC, distributor of the Funds' shares.

     "Funds" means the Cutler Equity Income Fund and the Cutler Value Fund

     "Moody's" means Moody's Investors Service, Inc.

     "NAV" means net asset value.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation.

     "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Funds.

     "Trust" means The Cutler Trust.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS

         The following discussion supplements the disclosure in the Prospectus about the Funds' investment techniques, strategies and risks. The Funds are designed for investment of that portion of an investor's assets that can appropriately bear the special risks associated with certain types of investments (e.g., investments in equity securities). The Funds expect that for most periods, a substantial portion, if not all, of their assets will be invested in diversified portfolios of common stocks judged by the Adviser to have favorable value to price characteristics.

A.       SECURITY RATINGS INFORMATION

The Funds may invest in fixed income securities. The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. The Funds will invest primarily in "investment grade" securities. "Investment grade" means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring the sale of such security by a Fund), the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       TEMPORARY DEFENSIVE POSITION

Each Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities ,interest-bearing savings deposits and certificates of deposit of domestic commercial banks and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Funds may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

C.       CONVERTIBLE SECURITIES

The Funds may invest in convertible securities.

1.       IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.       RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

2.  INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Funds' assets, the change in status of a security or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of the Funds without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each Fund's investment objective is considered fundamental. In addition, each Fund has adopted the following investment limitations, which are fundamental policies of the Fund. Each Fund may not:

1.       DIVERSIFICATION

With respect to 75% of its assets, purchase a security other than an obligation issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Securities") if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

2.       CONCENTRATION

Purchase a security other than a U.S. Government Security if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

3.       UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

4.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

5. PURCHASES AND SALES OF COMMODITIES AND OPTIONS; BORROWING; FOREIGN SECURITIES AND MARKETS; MARGIN PURCHASES AND SHORT SALES

Purchase or sell physical commodities or contracts relating to physical commodities; borrow money; invest in the securities of foreign issuers or purchase securities through a foreign market (applicable to Cutler Equity Income Fund only); purchase or write options or invest in futures contracts; or purchase securities on margin or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

6.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except as appropriate to evidence indebtedness that the Fund may be permitted to incur, and provided that the Fund may issue shares of series or classes that the Board of Trustees ("Board") may establish.

7.       REPURCHASE AGREEMENTS,  MAKING LOANS

Enter into repurchase agreements, lend securities or otherwise make loans; except through the purchase of debt securities that may be purchased by the Funds.

B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. Each Fund may not:

1. Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest) if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

2. Invest in or hold securities of any issuer other than the Fund if, to the Fund's knowledge, those Trustees and officers of the Trust or the Fund's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

3. Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Fund may invest in securities issued by companies engaged in such activities.

4. Acquire securities that are not readily marketable ("illiquid") or are subject to restrictions on the sale of such securities to the public without registration under the Securities Act of 1933.

3.  PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Funds may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Funds may compare any of their performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including, but not limited to, the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Funds but rather are standards by which the Funds' Adviser and shareholders may compare the performance of the Funds to an unmanaged composite of securities with similar, but not identical, characteristics as the Funds.

The Funds may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Funds' performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Funds' performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Funds' financial statements.

Although published yield information is useful to investors in reviewing the Funds' performance, investors should be aware that the Funds' yields fluctuate from day to day and that the Funds' yields for any given period are not an indication or representation by the Funds of future yields or rates of return on the Funds' shares. Financial intermediaries may charge their customers that invest in the Funds fees in connection with that investment. This will have the effect of reducing the Funds' after-fee yields to those shareholders.

The yields of the Funds are not fixed or guaranteed, and investments in the Funds are not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Funds with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Funds' yields information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Funds impose no sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d  = the maximum offering price per share on the last day of the period

2.       TOTAL RETURN CALCULATIONS

The Funds' total returns show their overall changes in value, including changes in share price and assuming all of the Funds' distributions are reinvested.

Average Annual Total Return. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated according to the following formula:

         P(1+T) n = ERV

         Where:
         P   =  a hypothetical initial payment of $1,000
         T   =  average annual total return
         N   =  number of years
         ERV =  ending redeemable  value:  ERV  is  the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Funds may quote unaveraged or cumulative total returns, which reflect the Funds' performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
         PT =  period total return
      The other definitions are the same as in average annual total return above

A listing of certain performance data as of June 30, 1999 is contained in Appendix C -- Performance Data.

C.       OTHER MATTERS

The Funds may also include various information in their advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Funds' portfolio managers and the portfolio management staff of the Funds' Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from the Funds or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Funds as of one or more dates; and (10) a comparison of the Funds' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Funds' performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


  PERIOD          SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
 ............ ................................. .................................. ..................................
 ............ ................................. .................................. ..................................
     1                      $100                              $10                              10.00
     2                      $100                              $12                               8.33
     3                      $100                              $15                               6.67
     4                      $100                              $20                               5.00
     5                      $100                              $18                               5.56
     6                      $100                              $16                               6.25
 ............ ................................. .................................. ..................................
 ............ ................................. .................................. ..................................
             Total Invested $600               Average Price $15.17               Total Shares  41.81

In connection with its advertisements, the Funds may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Funds or any of the Funds' service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser that it has for more than twenty years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.

4.  MANAGEMENT

A.       TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST. The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the acts of all of the Funds' service providers. This management also includes a periodic review of the service providers' agreements and fees charged to the Funds. The names of the Trustees and officers of the Trust, their position with the Trust, address, age and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.



       NAME, ADDRESS AND                   POSITION(S)                   PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                      WITH FUNDS                   DURING THE PAST FIVEYEARS
 ..................................................................................................................
Brooke C. Ashland*                         Trustee              Chief Executive Officer and Manager, Cutler &
         503 Airport Road                                       Company, LLC
         Medford, Oregon 97504
         Born:  December 1951
 ..................................................................................................................
Kenneth R. Cutler*                         Trustee              Former Portfolio Manager of the Cutler Equity
         503 Airport Road                  Chairman             Income Fund, Investment Committee Member,
         Medford, Oregon  97504            Vice President       Cutler & Company, LLC
         Born:  March 1920
 ..................................................................................................................
John Y. Keffer*                            Trustee              President and Director, Forum Fund Services,
         Two Portland Square               President            LLC for more than five years
         Portland, Maine 04101                                  Director and sole shareholder (directly and
         Born:  July 1942                                       indirectly) Forum Financial Group LLC, which
                                                                owns (directly or indirectly) Forum Administrative
                                                                Services,   LLC, Forum Shareholder Services, LLC
                                                                and Forum Investment Advisers, LLC
                                                                Officer, Director or Trustee, various funds managed
                                                                and  distributed by  Forum Fund Service, LLC and
                                                                Forum Administrative Services, LLC
 ...................................................................................................................
Dr. Hatten S. Yoder, Jr.                   Trustee              Director Emeritus, Geophysical Laboratory,
         6709 Melody Lane                                       Carnegie Institution of Washington
         Bethesda, MD 20817-3152                                Consultant, Los Alamos National Laboratory
         Born:  March 1921
 ...................................................................................................................
Robert B. Watts, Jr.                       Trustee              Counsel, Northhaven Associates
         2230 Brownsboro Highway
         Eagle Point, Oregon 97524
         Born:  December 1930
 ...................................................................................................................
Carol S. Fischer                           Vice President       Chief Operating Officer, Cutler & Company, LLC
         503 Airport Road                  Asst Secretary
         Medford, Oregon 97504             Asst Treasurer
         Born:  December 1955
 ...................................................................................................................
Stephen J. Barrett                         Vice President       Manager of Client Services, Forum Financial
         Two Portland Square                                    Group, LLC since 1996
         Portland, Maine 04101                                  Senior Product Manager, Fidelity Investments,
         Born:  November 1968                                   1994 - 1996
                                                                Officer, various funds managed and distributed
                                                                by Forum Administrative Services, LLC and  Forum
                                                                Fund Services, LLC

                                       11

       NAME, ADDRESS AND                   POSITION(S)                   PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                      WITH FUNDS                   DURING THE PAST FIVEYEARS
 ...................................................................................................................
Sara M. Morris                             Treasurer            Managing Director, Forum Fund Services, LLC
         Two Portland Square                                    Treasurer and CFO, Forum Financial Group LLC
         Portland, Maine  04101                                 since 1994
         Born:  September 1963                                  Officer, various funds managed and distributed
                                                                by Forum Fund Services, LLC and Forum
                                                                Administrative Services, LLC
 ...................................................................................................................
D. Blaine Riggle                           Secretary            1/98 - Present. Counsel, Forum Financial
         Two Portland Square                                    Group, LLC
         Portland, Maine 04101                                  3/97 - 1/98. Associate Counsel, Wright Express
         Born:  November 1966                                   Corporation
                                                                1994   -   3/97.
                                                                Associate at the law firm of Friedman, Babcock &
                                                                Gaythwaite
                                                                Officer, various funds managed and
                                                                distributed by Forum Fund Services, LLC and Forum
                                                                Administrative Services, LLC
 ...................................................................................................................
Dawn Taylor                                Assistant Treasurer  10/97 - Present. Tax Manager, Forum Financial
         Two Portland Square                                    Group, LLC
         Portland, Maine 04101                                  1/97 - 10/97.  Senior Tax Accountant, Purdy,
         Born:  May 1964                                        Bingham & Burrell, LLC
                                                                9/94 - 10/97.  Senior Fund Accountant, Forum
                                                                Financial Group, LLC
                                                                Officer, various funds managed and  distributed
                                                                by  Forum   Fund Services, LLC and Forum
                                                                Administrative Services, LLC
 ...................................................................................................................
Marcella A. Cote                           Assistant Secretary  6/98 - Present. Senior Fund Specialist, Forum
         Two Portland Square                                    Administrative Services, LLC
         Portland, Maine 04101                                  1/97 - 12/97. Budget Analyst, Maine Department
         Born:  January 1947                                    of Human Services
                                                                1991 - 1997. Project Assistant, Maine
                                                                Inter-departmental Committee on Transition
                                                                Officer, various funds managed and  distributed
                                                                by  Forum Fund Services, LLC and Forum
                                                                Administrative Services, LLC

B.       COMPENSATION OF DIRECTORS AND OFFICERS

Each Trustee receives monthly fees of $833.33.

Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Messrs. Cutler and Keffer and Ms. Ashland receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ended June 30, 1999.


                                                                                   ESTIMATED
                                  AGGREGATE          PENSION OR RETIREMENT           ANNUAL                TOTAL
                              COMPENSATION FROM   BENEFITS ACCRUED AS PART OF     BENEFITS UPON         COMPENSATION
       NAME, POSITION               TRUST                TRUST EXPENSES             RETIREMENT           FROM TRUST
 ............................. ................... ............................. .................. ...................
 ............................. ................... ............................. .................. ...................
Dr. Hatton S. Yoder, Jr.,
Trustee                            $10,000                     $0                      $0               $10,000
 ............................. ................... ............................. .................. ...................
 ............................. ................... ............................. .................. ...................
Robert   B.   Watts,    Jr.,
Trustee                            $10,000                     $0                      $0               $10,000
 ............................. ................... ............................. .................. ...................

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Funds' investments and effecting portfolio transactions for the Funds.

2.       OWNERSHIP OF ADVISER/AFFILIATIONS

Trustee Brooke C. Ashland has a majority ownership interest in the Adviser and is therefore deemed to control the Adviser. The Adviser is registered as an investment adviser with the SEC under the Investment Advisors Act of 1940, as amended.

The Trustees or officers of the Funds that are employed by the Adviser (or affiliates of the Adviser) are Kenneth R. Cutler, Brooke
C. Ashland and Carol S. Fischer.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly, equal to 0.75% per annum based on average daily net assets of the applicable Fund for the previous month.

In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Funds. If an investor in the Funds also has a separately managed account with the Adviser with assets invested in the Funds, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

Table 1 in Appendix B shows the dollar amount of the fees from the Funds for the last three fiscal years received by the Adviser.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Funds with respect to the Funds on 60 days' written notice when authorized either by vote of the holders of a majority of the Funds' securities or by a vote of a majority of the Board on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Funds.

Under its agreement, the Adviser is not liable for any mistake of judgment, except for lack of good faith in the performance of its duties to the Funds. The agreement does not protect the Adviser against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Funds, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS, the Transfer Agent, and the Custodian are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Trust, FFS acts as the agent of the Funds in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of the Funds' shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Prior to October 31, 1999, Forum Financial Services, Inc. served as the distributor of the Funds' shares.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Funds with respect to the Funds on 60 days' written notice when authorized either by vote of a majority of the Funds' outstanding shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Funds.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Funds. The agreement does not protect FFS against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Funds against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Funds are responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Funds; and (2) paying judgments against FFS. The Funds are not required to indemnify FFS if the Funds do not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Funds' own name or in the name of FFS.

E.       OTHER SERVICE PROVIDERS TO THE FUNDS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Funds, providing the Funds with general office facilities and providing persons satisfactory to the Board to serve as officers of the Funds.

For its services, FAdS receives a fee from the Funds equal to 0.10% of the average daily net assets of the Funds. The fees are accrued daily by the Funds and are paid monthly for services performed under the agreement during the prior calendar month.

Table 2 in Appendix B shows the dollar amount of the fees paid by the Funds to FAdS for the Funds' last three fiscal years.

FAdS's agreement is terminable without penalty by the Board or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to the Funds. The agreement does not protect FAdS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Funds. These services include calculating the NAV per share of the Funds and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000, subject to adjustments for the number and type of portfolio transactions. The fees are paid monthly for services performed during the prior calendar month.

Table 3 in Appendix B shows the dollar amount of the fees paid by the Funds to FAcS for the Funds' last three fiscal years.

FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties to the Funds. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $12,000 per year plus certain account charges and is reimbursed for certain expenses incurred on behalf of the Funds. Such fees shall be paid monthly for services performed during the prior calendar month. Table 4 in Appendix B shows the dollar amount of the fees paid by the Funds to the Transfer Agent for the Funds' last three fiscal years.

The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Funds' investments. The Custodian may employ subcustodians. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Bankers Trust Company, 130 Liberty Street, New York, New York, 10006, to serve as subcustodian for the Funds.

For its services, the Custodian receives a fee from the Funds at an annual rate as follows: (1) 0.01% for the first $1 billion in Fund assets; (2) 0.0075% for Fund assets between $1-$2 billion; (3) 0.005% for Fund assets between $2-$6 billion; and (4) .0025% for Fund assets greater than $6 billion. The Custodian receives account maintenance fees of $3,600 per account per year. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Funds are passed upon by Dechert Price & Rhoads, Ten Post Office Square - South, Boston, Massachusetts 02109-4603.

6.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts 02116-5022, independent auditors, have been selected as auditors for the Funds. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds as well as prepare the Funds' tax returns.

5.  PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Funds purchase or to whom the Funds sell is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to the Funds. The data presented are for the past three fiscal years.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser of the Funds places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Funds rather than by any formula.

The Adviser of the Funds seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in placing trades for the Funds is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser of the Funds takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds; and (2) take into account payments made by brokers effecting transactions for the Funds (these payments may be made to the Funds or to other persons on behalf of the Funds for services provided to the Funds for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser of the Funds may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Funds to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser in connection with the Funds. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser of the Funds has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems and formal databases.

Occasionally, the Adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, the client may direct the Adviser to use a broker or dealer of the client's choice. If the client directs the Adviser to use a particular broker, the Adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.       TRANSACTIONS THROUGH AFFILIATES

The Adviser of the Funds may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.

4.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser of the Funds or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Funds and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

5.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Funds expects normal turnover in the range of 50-75%, although there can be periods of greater or lesser action based upon market and corporate earnings activity. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Funds' commission costs are usually done at rates far under those in the retail market.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Funds may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Funds' last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during the Funds' last fiscal year; or (3) sold the largest amount of the Funds' shares during the Funds' last fiscal year. Following is a list of the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired or held during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.


      Regular Broker or Dealer               Value of Securities Held
 ..................................... ..........................................
 ..................................... ..........................................
Cutler Equity Income Fund
         Merrill Lynch & Co., Inc.                $479,625
Cutler Value Fund
         Merrill Lynch & Co., Inc.               $1,598,750

6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Funds are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share. Historical information relating to each Fund's NAV per share is contained in the Funds' financial statements (specifically in the statements of assets and liabilities).

The Funds reserve the right to refuse any purchase request in excess of 1% of the Funds' total assets.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Funds may accept portfolio securities that meet the investment objective and policies of the Funds as payment for Fund shares. The Funds will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAs/UTMAs

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Funds directly. When you purchase the Funds' shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Funds of their securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Funds.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Funds. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Funds have filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Funds' management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made.

D.       NAV DETERMINATION

The price of a Fund's shares on any given day is its NAV per share. NAV is calculated for each Fund on each day that the New York Stock Exchange is open for trading. Currently, the Exchange is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In determining the Funds' NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Unless a shareholder has elected to receive distributions in cash, distributions of net investment income will be reinvested at the applicable Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

7.       TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Funds and their shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Funds intend for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Funds.

The tax year-end of the Funds is December 31.

1.   MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses, and the exces of short-term capital gains over long-term capital losses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company each Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. A portion of these distributions are taxable to shareholders as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares.

The Funds may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by the Funds that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by the Funds will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Funds (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Funds. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of the Funds just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, shareholders are required to take distributions by the Funds into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Funds) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If a Fund changes its tax year-end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Funds' income must be distributed during the next calendar year. The Funds will be treated as having distributed any amount on which they are subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Funds: (1) reduce their capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Funds will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Funds intend to make sufficient distributions of ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Funds might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Funds within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Funds will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

E.       WITHHOLDING TAX

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Funds that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

F.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Funds is "effectively connected" with a U.S.
trade or business carried on by the foreign shareholder.

If the income from the Funds is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Funds, capital gain distributions from the Funds and amounts retained by the Funds that are designated as undistributed capital gain.

If the income from the Funds is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Funds will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Funds may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Funds with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Funds can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Funds, distributions from the Funds, the applicability of foreign taxes and related matters.

G.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Funds can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Funds, distributions from the Funds, the applicability of state and local taxes and related matters.

8.       OTHER MATTERS

A.       GENERAL

1.   GENERAL INFORMATION

The Cutler Trust was organized as a business trust under the laws of the State of Delaware on October 2, 1992. The Trust has operated under that name and as an investment company since that date.

     o The Cutler Trust is registered as an open-end, management investment company under the 1940 Act. The Trust is diversified as that term is defined by the 1940 Act. The Trust offers shares of beneficial interest in its two series. Cutler Value Fund was formerly known as Cutler Approved List Equity Fund.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust will continue indefinitely until terminated.

2.   SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Funds has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Delaware law does not require the Funds to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Funds.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

Shareholders representing 25% or more of a Fund's outstanding shares may, as set forth in the Trust Instrument, call meetings of the Fund for any purpose related to the Fund, including, in the case of a meeting of the Fund, the purpose of voting on removal of one or more Trustees.

3.   CERTAIN REORGANIZATION TRANSACTIONS

A Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Funds by merger, consolidation or incorporation.

B.       FUND OWNERSHIP

As of June 30, 1999, the percentage of shares owned by all officers and Trustees of the Trust as a group was less than 1% of the shares of the Funds.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Funds. These shareholders and any shareholder known by the Funds to own beneficially 5% or more of a class of shares of the Funds are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Funds. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of June 30, 1999, the following persons beneficially owned 25% or more of the shares of the Funds and may be deemed to control the Funds. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

SHAREHOLDER                                 PERCENTAGE OF SHARES OWNED
 ............................. ..................................................
 ............................. ..................................................
CUTLER EQUITY INCOME FUND
NONE                                                     0
 ............................. ..................................................
 ............................. ..................................................
CUTLER VALUE FUND
NONE                                                     0

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' AND OFFICERS' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Funds believe that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The By-laws of the Trust provide that the Trustees and officers shall be indemnified to the fullest extent consistent with applicable laws. However, any Trustee or officer will not be protected against liability to the Funds or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended June 30, 1999 included in the Annual Report to shareholders of the Funds are incorporated herein by reference. These financial statements only include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

APPENDIX A   DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE, INC.

  Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.   STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB          An obligation rated BBB exhibits  adequate  protection  parameters.
             However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+   High credit quality. Protection factors are strong. Risk is modest but may
AA    vary slightly from time to time because of economic conditions.

A+,A, Protection  factors are  average but adequate.  However,  risk factors are
A-    more variable in periods of greater economic stress.

BBB+ Below-average protection factors but still considered sufficient for BBB- prudent investment. Considerable BBB variability in risk during economic cycles.


BB+ Below investment grade but deemed likely to meet obligations when due. BB Present or prospective financial protection factors fluctuate according to BB- industry conditions. Overall quality may move up or down frequently within this category.

B+ Below investment grade and possessing risk that obligations will not be B met when due. Financial protection factors will fluctuate widely according B- to economic cycles, industry conditions and/or company fortunes.
      Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
      Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP    Preferred stock with dividend arrearages.


4.       FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,D  Default. Securities  are  not  meeting  current  obligations  and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% -90% of such outstandings and`D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C            A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
     o    Leading market positions in well-established industries.
     o    High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not       Issuers  rated  Not Prime do not fall  within  any of the Prime
Prime     rating categories.

2.       STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B   MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees paid to the Adviser.

                                                ADVISORY FEE PAID
 ............................................. .......................
CUTLER EQUITY INCOME FUND
     Year Ended June 30, 1999                        $560,854
     Year Ended June 30, 1998                        520,630
     Year Ended June 30, 1997                        385,655
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $285,783
     Year Ended June 30, 1998                        279,760
     Year Ended June 30, 1997                        230,877

TABLE 2 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees paid to FAdS.

                                                ADMINISTRATION FEE
                                                       PAID
 ............................................. .......................
CUTLER EQUITY INCOMEFUND
     Year Ended June 30, 1999                        $74,781
     Year Ended June 30, 1998                         69,417
     Year Ended June 30, 1997                         51,421
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $38,104
     Year Ended June 30, 1998                         37,301
     Year Ended June 30, 1997                         30,783

TABLE 3 - ACCOUNTING FEES

The following Table shows the dollar amount of fees paid to FAcS.

                                               ACCOUNTING FEE PAID
 ............................................. .......................
CUTLER EQUITY INCOME FUND
     Year Ended June 30, 1999                        $38,000
     Year Ended June 30, 1998                         39,000
     Year Ended June 30, 1997                         37,000
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $40,000
     Year Ended June 30, 1998                         39,000
     Year Ended June 30, 1997                         44,000

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of shareholder service fees paid to the Transfer Agent.

                                               TRANSFER AGENCY FEE
                                                       PAID
 ............................................. .......................
CUTLER EQUITY INCOME FUND
     Year Ended June 30, 1999                        $17,138
     Year Ended June 30, 1998                         16,912
     Year Ended June 30, 1997                         15,479
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $15,272
     Year Ended June 30, 1998                         14,938
     Year Ended June 30, 1997                         14,317

TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to the Funds.

                                              AGGREGATE COMMISSION
                                                      PAID
 .............................................. ......................
CUTLER EQUITY INCOME FUND
     Year Ended June 30, 1999                       $ 79,706
     Year Ended June 30, 1998                        124,242
     Year Ended June 30, 1997                         25,417
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $86,708
     Year Ended June 30, 1998                         38,272
     Year Ended June 30, 1997                          9,110

TABLE 6 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of the Funds as of June 30, 1999.


NAME AND ADDRESS                                 SHARES        % OF FUND
 ............................................. .............. ..............
 ............................................. .............. ..............
CUTLER EQUITY INCOME FUND
Enterprise Trust & Investment Co TTEE           515,972.701         10.88%
For Big Creek Lumber Profit Sharing
Ms. Ellen McCrary
3654 Highway 1
Davenport, CA  95017
CUTLER VALUE FUND
Lorraine Y. Perrin Testamentary Trust           138,480.422          6.53%
Attn Jack Perrin
500 Eastgate Lane
Santa Barbara, CA  93108

APPENDIX C  PERFORMANCE DATA

TABLE 1 - TOTAL RETURNs

The average annual total returns of the Fund for the periods ended June 30, 1999, were as follows:

TOTAL RETURNS

CUTLER EQUITY INCOME FUND


  ONE YEAR     FIVE YEARS    TEN YEARS   SINCE INCEPTION

   11.84%        20.66%          -           16.06%


CUTLER VALUE FUND


  ONE YEAR     FIVE YEARS    TEN YEARS   SINCE INCEPTION

   17.04%        22.32%          -           17.49%